Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Innovator U.S. Equity Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	12.47%	21.42%	(8.16%)	14.75%	14.45%	18.37%